FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ x ] ; Amendment Number: 1
This Amendment (Check only one.) : [   ] is a restatement.
				   [ x ] adds new holding entries.

Institutional Manager Filing this Report:

Name:	Oaktree Capital Management, LLC
Address:333 South Grand Avenue
	28 Floor
	Los Angeles, CA 90071

13F File Number: 28-5050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kristin H. Scott
Title:	Senior Vice President
Phone:	213-830-6225
Signature, Place, and Date of Signing:

    Kristin H. Scott         Los Angeles, CA               May 14, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE REPORT
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total:	$125


List of Other Included Managers:

No.	13F File Number	Name

FORM 13F INFORMATION TABLE
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

                                                           VALUE      SHARES/     SH/ INVSTMT OTHER VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT     PRN DSCRETN MRGRS SOLE            SHARED NONE

FIRST UN REAL EST EQ&MTG INV  SH BEN INT        337400105  125       70,000       SH  SOLE

/TEXT
/DOCUMENT
/SUBMISSION